Organization and Formation (Details) home in Thousands	Feb. 06, 2017 $ / shares shares	Jun. 30, 2017 $ / shares shares	Jan. 31, 2017 holding_entity home $ / shares shares	Dec. 31, 2016 $ / shares shares
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common stock, shares authorized (in shares)	9,000,000,000	9,000,000,000	9,000,000,000	1,000
Common stock shares, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01	$ 0.01
Number of affiliated holding entities | holding_entity			6
Preferred shares, shares authorized (in shares)		900,000,000	900,000,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Sale of common stock (in shares)	310,376,634
IPO
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Sale of common stock (in shares)	88,550,000
Sale of common stock, price per share (in dollars per share) | $ / shares	$ 20.00
Pre-IPO Owner Issuances
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Sale of common stock (in shares)	221,826,634
Pre-IPO Owner Issuances, including directors, officers, and employees
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Sale of common stock (in shares)	225,116,760
Invitation Homes Operating Partnership LP
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of homes in portfolio | home			48